SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (99)
Property, plant and equipment, net	1,001,353
Equipment [Member]
Property, Plant and Equipment [Line Items]
Hardware	1,452
Hardware [Member]
Property, Plant and Equipment [Line Items]
Hardware	$ 1,000,000